Business combinations (Tables)	12 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
Disclosure of Business Combination
The fair value of net assets acquired and consideration paid in respect of the acquisition of businesses in the three years ended March 31, 2023, March 31, 2022, and March 31, 2021 are presented in the table below.

(EUR thousand)
	2023	2022	2021
Net assets acquired and consideration paid	ShipUp	Yocuda	ZigZag
Software	2,738	1,236	5,223
Customer relationships	4,466	—	—
Property, plant and equipment	82	—	23
Other non-current financial assets	154	—	—
Trade and other receivables	2,166	323	1,886
Cash	2,839	510	1,680
Loans and borrowings	(3,284)	—	(2,327)
Trade and other payables	(1,681)	(235)	(2,575)
Income tax payable	—	(29)	—
Provisions	—	(9)	—
Borrowings	—	—	—
Deferred tax liabilities	(1,834)	(309)	(1,305)
Deferred income	—	(11)	—
Fair value of assets and liabilities	5,646	1,476	2,605
Goodwill arising on acquisition	29,239	7,829	63,776
Fair value of previously held equity interest	—	(968)	—
Consideration payable	34,885	8,337	66,381
Satisfied by:
Cash consideration paid	(34,885)	(3,502)	(51,879)
Cash consideration payable	—	—	(349)
Put option	—	(4,835)	(4,557)
Contingent consideration payable	—	—	(9,596)
Total consideration	(34,885)	(8,337)	(66,381)

Cash consideration paid	(34,885)	(3,502)	(51,879)
Cash acquired	2,839	510	1,680
Repayment of borrowings acquired	—	—	(2,327)
Total net cash outflow	(32,046)	(2,992)	(52,526)